Stock-based Compensation Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Outstanding and Related Activity
A summary of stock option awards outstanding as of September 30, 2017 and related activity during the year then ended are as follows (option amounts in thousands):

	HRG
Stock Option Awards	Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Stock options outstanding at September 30, 2016	4,231	$9.48	$3.80
Granted	318	15.39	5.96
Exercised	(573)	11.28	4.48
Stock options outstanding at September 30, 2017	3,976	9.69	3.88
Stock options vested and exercisable at September 30, 2017	3,580	9.12	3.67
Stock options outstanding and expected to vest	3,976	9.69	3.88

Summary of Restricted Stock and Restricted Stock Units Outstanding and Related Activity
A summary of restricted stock awards, restricted stock units and performance restricted stock units outstanding as of September 30, 2017 and related activity during the year then ended, under HRG and Spectrum Brands are as follows (share and unit amounts in thousands):

	HRG
Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock outstanding at September 30, 2016	1,975	$12.74
Granted	25	15.71
Exercised / Released	(1,857)	12.73
Nonvested restricted stock outstanding at September 30, 2017	143	13.36

	HRG		Spectrum Brands
Restricted Stock Units	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Restricted stock units outstanding at September 30, 2016	42	$12.33	577	$94.97
Granted	—	—	697	127.00
Vested/Exercised	(42)	12.33	(501)	109.03
Forfeited or Expired	—	—	(12)	118.89
Restricted stock units outstanding at September 30, 2017	—	—	761	114.67

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of warrants outstanding as of September 30, 2017 and related activity during the year then ended, under HRG’s incentive plan are as follows (unit amounts in thousands):

	HRG
Warrants	Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Warrants outstanding at September 30, 2016	1,200	$13.13	$3.22
Exercised	(600)	13.13	3.22
Warrants outstanding at September 30, 2017	600	13.13	3.22
Warrants outstanding and expected to vest	600	13.13	3.22

Stock Compensation
A summary of time-based and performance-based grants as of September 30, 2017 and related activity during the year then ended, under HRG and Spectrum Brands are as follows (share amounts in thousands):

	HRG			Spectrum Brands
Time-based grants	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Stock option awards	318	$5.96	$1.9	—	$—	$—
Restricted stock awards	25	15.71	0.4	—	—	—
Restricted stock units	—	—	—	296	133.05	39.4
Total time-based grants	343		$2.3	296		$39.4

	Spectrum Brands
Performance-based grants	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Vesting in less than 12 months	1	$137.54	$0.1
Vesting in 12 to 24 months	106	122.65	13.0
Vesting in more than 24 months	294	122.43	36.0
Total performance-based grants	401	122.39	$49.1
The Company recognized consolidated stock-based compensation expense of $52.9, $70.8 and $66.0 during Fiscal 2017, 2016 and 2015, respectively. Stock-based compensation expense is principally included in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations.
A summary of stock option awards outstanding as of September 30, 2017 and related activity during the year then ended are as follows (option amounts in thousands):

	HRG
Stock Option Awards	Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Stock options outstanding at September 30, 2016	4,231	$9.48	$3.80
Granted	318	15.39	5.96
Exercised	(573)	11.28	4.48
Stock options outstanding at September 30, 2017	3,976	9.69	3.88
Stock options vested and exercisable at September 30, 2017	3,580	9.12	3.67
Stock options outstanding and expected to vest	3,976	9.69	3.88

A summary of restricted stock awards, restricted stock units and performance restricted stock units outstanding as of September 30, 2017 and related activity during the year then ended, under HRG and Spectrum Brands are as follows (share and unit amounts in thousands):

	HRG
Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock outstanding at September 30, 2016	1,975	$12.74
Granted	25	15.71
Exercised / Released	(1,857)	12.73
Nonvested restricted stock outstanding at September 30, 2017	143	13.36

	HRG		Spectrum Brands
Restricted Stock Units	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Restricted stock units outstanding at September 30, 2016	42	$12.33	577	$94.97
Granted	—	—	697	127.00
Vested/Exercised	(42)	12.33	(501)	109.03
Forfeited or Expired	—	—	(12)	118.89
Restricted stock units outstanding at September 30, 2017	—	—	761	114.67

A summary of warrants outstanding as of September 30, 2017 and related activity during the year then ended, under HRG’s incentive plan are as follows (unit amounts in thousands):

	HRG
Warrants	Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Warrants outstanding at September 30, 2016	1,200	$13.13	$3.22
Exercised	(600)	13.13	3.22
Warrants outstanding at September 30, 2017	600	13.13	3.22
Warrants outstanding and expected to vest	600	13.13	3.22

A summary of time-based and performance-based grants as of September 30, 2017 and related activity during the year then ended, under HRG and Spectrum Brands are as follows (share amounts in thousands):

	HRG			Spectrum Brands
Time-based grants	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Stock option awards	318	$5.96	$1.9	—	$—	$—
Restricted stock awards	25	15.71	0.4	—	—	—
Restricted stock units	—	—	—	296	133.05	39.4
Total time-based grants	343		$2.3	296		$39.4

	Spectrum Brands
Performance-based grants	Units	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Vesting in less than 12 months	1	$137.54	$0.1
Vesting in 12 to 24 months	106	122.65	13.0
Vesting in more than 24 months	294	122.43	36.0
Total performance-based grants	401	122.39	$49.1

Additional Disclosures
On September 15, 2011, the Company’s stockholders approved the HRG Group, Inc. 2011 Omnibus Equity Award Plan (formerly, Harbinger Group Inc. 2011 Omnibus Equity Award Plan, as amended (the “2011 HRG Plan”)). The 2011 HRG Plan provides for the issuance of stock options or stock appreciation rights (“SARs”) for up to 17 million shares of common stock. Such authorization was increased by 7 million shares upon the approval of an amendment to the 2011 Plan by HRG’s shareholders at the annual meeting held on May 30, 2015. Further, at that meeting, HRG’s shareholders approved the adoption of the Harbinger Group Inc. 2014 Warrant Award Plan, authorizing the issuance of 3 million warrants on HRG common stock to HRG’s former Chief Executive Officer, Mr. Philip Falcone, representing the right to purchase approximately 3 million shares of HRG’s common stock, at an exercise price of $13.13 per share. A portion of the warrants, representing 600 thousand shares, vested immediately upon approval of the grant, and the remainder would vest over a period of 4 years. The estimated grant date fair value of this award was $9.6. The 2011 HRG Plan prohibits granting stock options with exercise prices and SARs with grant prices lower than the fair market value of the common stock on the date of grant, except in connection with the issuance or assumption of awards in connection with certain mergers, consolidations, acquisitions of property or stock or reorganizations. As of September 30, 2017, 8,721 thousand shares were available for issuance under the 2011 HRG Plan.
During Fiscal 2017, stock option awards and restricted stock awards with a total fair value of $30.4 vested. The total intrinsic value of share options exercised during Fiscal 2017 was $3.2, for which HRG received cash of $6.5 in settlement.
Under HRG’s executive compensation plan for Fiscal 2017, executives will be paid in cash. In addition, at the discretion of the Board, executives may from time to time be granted stock, stock options, and shares of restricted stock.
As of September 30, 2017, HRG had $1.1 of total unrecognized compensation cost related to unvested share-based compensation agreements previously granted, which is expected to be recognized over a weighted-average period of 1.27 years.
The fair values of restricted stock and restricted stock unit awards are determined based on the market price of HRG’s common stock on the grant date. The fair value of stock option awards and warrants are determined using the Black-Scholes option pricing model.
The following assumptions were used in the determination of these grant date fair values for options awarded using the Black-Scholes option pricing model:

	2017	2016	2015
Risk-free interest rate	1.80% to 2.25%	1.65% to 1.74%	1.57% to 1.87%
Assumed dividend yield	—%	—%	—%
Expected option term	5.0 to 6.5 years	5.0 to 5.5 years	5.0 to 6.5 years
Volatility	35.1% to 37.5%	37.4% to 37.9%	36.3% to 39.0%

The weighted-average remaining contractual term of HRG’s outstanding stock option awards and warrants at September 30, 2017, was 4.19 years.
On April 14, 2017, Mr. Asali ceased his employment with the Company and resigned from the Board of Directors of the Company and its subsidiaries. For Fiscal 2017, Mr. Asali received a cash bonus of $3.0 on March 31, 2017, and Mr. Asali’s options and restricted stock that were scheduled to vest and settle on November 29, 2017 vested and settled on March 31, 2017.
On October 21, 2010, Spectrum Brands’ board of directors adopted the Spectrum Brands Holdings, Inc. 2011 Omnibus Equity Award Plan (the “2011 Plan”). The 2011 Plan has been subsequently amended to increase the shares issuable to 7,127 thousand shares of common stock of Spectrum Brands, net of cancellations.
Spectrum Brands measures share based compensation expense of restricted stock units based on the fair value of the awards, as determined by the market price of the Spectrum Brands’ shares on the grant date and recognizes these costs on a straight-line basis over the requisite service period of the awards. Certain restricted stock units are performance-based awards that are dependent upon achieving specified financial metrics over a designated period of time.
The total market value Spectrum Brands’ restricted stock units on the dates of the grants was approximately $88.5. The remaining unrecognized pre-tax compensation cost related to restricted stock units at September 30, 2017 was $20.9.
In addition to restricted stock units, Spectrum Brands also provides for a portion of its annual incentive compensation plan to be paid in its common stock, in lieu of cash payment, and is considered a liability plan. Total share based compensation expense associated with the annual management incentive compensation plan was $12.9, $8.9 and $7.4 for Fiscal 2017, 2016 and 2015, respectively.

Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used in Determination of Grant Date Fair Values Using Black-Scholes Option Pricing Model
The following assumptions were used in the determination of these grant date fair values for options awarded using the Black-Scholes option pricing model:

	2017	2016	2015
Risk-free interest rate	1.80% to 2.25%	1.65% to 1.74%	1.57% to 1.87%
Assumed dividend yield	—%	—%	—%
Expected option term	5.0 to 6.5 years	5.0 to 5.5 years	5.0 to 6.5 years
Volatility	35.1% to 37.5%	37.4% to 37.9%	36.3% to 39.0%